Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income [Abstract]
Net operating losses carried forward	$ 6,115	$ 4,579
Intangibles, fixed asset and operating lease right-of-use assets	(56,036)	(32,895)
Lease right-of-use Liability	22,863
Differences in measurement basis (cash basis for tax purposes)	(345)	(1,571)
Other	12,414	9,301
Total	$ (14,989)	$ (20,605)